CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues
Principal transactions and proprietary trading	$ 520,264	$ 105,483	$ (715,309)
Total revenues	11,082,924	7,447,944	10,055,809
Operating costs and expenses
Commissions and brokerage fees	3,052,843	246,259	401,843
Interest expenses	922,556	289,943	158,441
Compensation and benefits	4,676,168	3,222,730	2,108,656
Share-based compensation expenses	7,060,640	8,788,109	0
Research and development expenses	726,299	427,672	0
Professional service fees	2,562,180	1,747,163	1,957,781
Market information	1,428,199	880,827	580,584
Lease costs	564,547	532,552	435,824
Allowance for expected credit losses	1,256,873	0	0
Marketing fee	829,539	0	0
Other general and administrative expenses	1,648,841	988,179	666,741
Total operating costs and expenses	25,609,716	18,099,299	7,112,615
Operating (loss) income	(14,526,792)	(10,651,355)	2,943,194
Other income (loss):
Income from foreign currency spread	501,867	150,987	49,694
Disposal loss from investment in equity securities, at NAV	(929,344)	0	0
Equity in losses of equity method investment	(31,603)	(578,256)	0
Impairment loss on investment, cost	(126,637)	(618,630)	0
Others	(39,829)	(116,823)	(56,400)
Total other loss	(625,546)	(1,162,722)	(6,706)
(Loss) income before income tax expenses	(15,152,338)	(11,814,077)	2,936,488
Income tax expense	0	(153,428)	(439,934)
Net (loss) income	$ (15,152,338)	$ (11,967,505)	$ 2,496,554
Net (loss) income per ordinary share, Basic (in dollars per share)	$ (0.31)	$ (0.29)	$ 0.04
Net (loss) income per ordinary share, Diluted (in dollars per share)	$ (0.31)	$ (0.29)	$ 0.04
Weighted average ordinary shares outstanding, Basic (in shares)	48,223,688	41,793,690	62,816,064
Weighted average ordinary shares outstanding, Diluted (in shares)	48,223,688	41,793,690	62,816,064
Net (loss) income:	$ (15,152,338)	$ (11,967,505)	$ 2,496,554
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	(126,178)	83,466	85,550
Total comprehensive (loss) income	(15,278,516)	(11,884,039)	2,582,104
Nonrelated Party [Member]
Revenues
Brokerage and commission income	5,757,763	1,824,412	6,472,535
Interest income	1,638,632	135,938	150,819
Software licensing and related support services income	922,960	602,217	176,303
Operating costs and expenses
Software licensing and related support outsourcing cost	328,236	0	0
Related Parties [Member]
Revenues
Brokerage and commission income	1,390,497	2,539,260	1,757,731
Interest income	452,808	1,040,634	1,016,179
Software licensing and related support services income	400,000	1,200,000	1,197,551
Operating costs and expenses
Software licensing and related support outsourcing cost	$ 552,795	$ 975,865	$ 802,745